Series A Convertible Preferred Stock Warrants (Details ) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Warrants granted weighted average exercise price		$ 0.0784
Warrants exercisable weighted average exercise price, Ending balance	$ 0.96	$ 0.25
Series A Preferred Stock [Member]
Warrants outstanding, Beginning balance	2,000,000
Warrants expired
Warrants granted
Warrants exercised	(2,000,000)
Warrant outstanding, Ending balancre		2,000,000
Exercisable
Warrants outstanding weighted average exercise price, Beginning balance	$ 0.001
Warrants expired weighted average exercise price
Warrants granted weighted average exercise price
Warrants exercised weighted average exercise price	(0.001)
Warrants outstanding weighted average exercise price, Ending balance		$ 0.001
Warrants exercisable weighted average exercise price, Ending balance
Series A Preferred Stock [Member]
Warrants outstanding, Beginning balance	2,000,000	2,000,000
Warrants expired
Warrants granted
Warrants exercised
Warrant outstanding, Ending balancre		2,000,000
Warrants outstanding weighted average exercise price, Beginning balance	$ 0.001	$ 0.001
Warrants expired weighted average exercise price
Warrants granted weighted average exercise price
Warrants exercised weighted average exercise price
Warrants outstanding weighted average exercise price, Ending balance		$ 0.001